Sun Life Insurance and Annuity Company of New York
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

July 17, 2007

Securities and Exchange Commission
901 E Street, N.W.
Washington, D.C. 20549-0506

Re:	Sun Life (N.Y.) Variable Account D ("Registrant")
Sun Life Insurance and Annuity Company of New York ("Depositor" or "Sun Life NY")
Registration Statement on Form N-6 ("Registration Statement")

Commissioners:

Enclosed herewith for filing, pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, is a Registration Statement on Form N-6 of Sun Life (N.Y.) Variable Account D.  The Registration Statement is being filed for the purpose of registering the variable portion of an indefinite number of flexible premium fixed and variable life insurance policies (“new Policies”).

The prospectus within the Registration Statement is substantially similar to the Sun Life Assurance Company of Canada (U.S.)’s prospectus for the same product filed this same date.  The only differences are those driven by the different Company name and Variable Account and those driven by New York Insurance law.

We do not believe that the enclosed Registration Statement presents any substantial novel disclosure or regulatory issues.  A courtesy copy of the prospectus for the new Policies, to be provided to the Commission Staff under separate cover, has been redlined to show each difference between it and the Sun Life Assurance Company of Canada (U.S.)’s prospectus as referenced above.

Registrant intends to file a pre-effective amendment to the Registration Statement to respond to any the Commission Staff’s comments.  At that time, Registrant will update the Registration Statement with the December 31, 2006, financial statements of the Depositor.

Should you have any questions regarding this filing, please contact the undersigned at (781) 446-1638.

Respectfully yours,

/Susan J. Lazzo/

Susan J. Lazzo
Senior Counsel